Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 48	€ 41
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	48	40
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	164	112
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	164	112
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	7	(8)
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 7	€ (8)